SECURITES HELD FOR SALE	9 Months Ended
Nov. 30, 2014
Notes to Financial Statements
SECURITIES HELD FOR SALE

As part of the June 30, 2014 equity financing (see Note 2), the Company received 4,800,000 shares of common stock of Quantum Materials Corp (“Consideration Shares”) in lieu of $1,000,000 of cash proceeds from an investor. In the event the Company does not receive gross proceeds of at least $1,000,000 from the sale of the Consideration Shares by the earliest to occur of (i) September 28, 2014 or (ii) the date the Company has sold of the Consideration Shares, then the investor shall make a payment to the Company equal to the difference between $1,000,000 and the aggregate gross proceeds received by the Company from the sale of the Consideration Shares.  In the event the Company received gross proceeds of at least $1,000,000 from the sale of the Consideration Shares within the 90 days following the closing date of the equity financing, the Company shall immediately cease to sell the Consideration Shares and return all the unsold Consideration Shares to the investor and any proceeds from the sale of the Consideration Shares in excess of the $1,000,000.

The Company elected to account for the Consideration Shares and the related liability to the investor at fair value.  As such any changes in fair value of the Consideration Shares and the related liability, which are expected to offset each other, are recorded in earnings. The Consideration Shares and the related liability due to investor are financial instruments which are considered Level 1 in the fair value hierarchy and whose value is based on quoted prices in active market.

During the nine months ended November 30, 2014, the Company generated approximately $1 million of gross proceeds from the sale of the Consideration Shares. On October 14, 2014, the Company entered into an agreement with the investor whereby the remaining 1,069,305 Consideration Shares were to remain with the Company in exchange of the issuance of Series A Convertible Preferred Stock (see Note 2). As of November 30, 2014, the Company was still holding 400,000 Consideration Shares with an aggregate fair value of $80,000.  During the three and nine months ended November 30, 2014, the Company incurred a loss of $33,707 on the holding and selling of the securities.